Schedule of short term loans (Details) - USD ($)		6 Months Ended
		Jun. 30, 2026	Dec. 31, 2025	Oct. 09, 2025
Defined Benefit Plan Disclosure [Line Items]
Interest rate				15.00%
Zeng Li Ren [Member]
Defined Benefit Plan Disclosure [Line Items]
Short-term loans - third parties		$ 527,853	$ 527,853
Maturities		September 2025 and October 2026
Interest rate	[1]	15.00%
Lee Kim Tah Foundation [Member]
Defined Benefit Plan Disclosure [Line Items]
Short-term loans - third parties		$ 175,000	250,000
Maturities		September 2025 and October 2026
Interest rate	[2]	15.00%
Tan Tin Wee [Member]
Defined Benefit Plan Disclosure [Line Items]
Short-term loans - third parties		$ 50,000	50,000
Maturities		September 2025 and October 2026
Interest rate	[2]	15.00%
Le Phu Khanh Huy [Member]
Defined Benefit Plan Disclosure [Line Items]
Short-term loans - third parties		$ 1,541,221	1,541,221
Maturities		September 2025 and October 2026
Interest rate	[3]	15.00%
Oh Sock Ping [Member]
Defined Benefit Plan Disclosure [Line Items]
Short-term loans - third parties		$ 56,817	56,817
Maturities		September 2025 and October 2026
Interest rate	[2]	15.00%
Yee Kee [Member]
Defined Benefit Plan Disclosure [Line Items]
Short-term loans - third parties		$ 295,842	295,842
Maturities		August 2025 and October 2026
Interest rate	[3]	15.00%
Lim Li Wen Chloe [Member]
Defined Benefit Plan Disclosure [Line Items]
Short-term loans - third parties		$ 101,209	101,209
Maturities		September 2025 and October 2026
Interest rate	[1]	15.00%
Lew Hui Pau [Member]
Defined Benefit Plan Disclosure [Line Items]
Short-term loans - third parties		$ 77,853	77,853
Maturities		July 2025 and October 2026
Interest rate	[3]	15.00%
Teo Tian Seng [Member]
Defined Benefit Plan Disclosure [Line Items]
Short-term loans - third parties		$ 155,706	155,706
Maturities		July 2025 and October 2026
Interest rate	[3]	15.00%
Kang Yan Pte Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Short-term loans - third parties		$ 101,598	101,598
Maturities		July 2025 and October 2026
Interest rate	[3]	15.00%
Zhu Zhi Qing [Member]
Defined Benefit Plan Disclosure [Line Items]
Short-term loans - third parties		$ 66,931	66,931
Maturities		August 2025 and October 2026
Interest rate	[3]	15.00%
Yee Sze Wei [Member]
Defined Benefit Plan Disclosure [Line Items]
Short-term loans - third parties		$ 22,362	22,362
Maturities		August 2025 and October 2026
Interest rate	[3]	15.00%
Loo Tze Kian [Member]
Defined Benefit Plan Disclosure [Line Items]
Short-term loans - third parties		$ 50,000	50,000
Maturities		July 2025 and October 2026
Interest rate	[3]	15.00%
Tan Choon Huat [Member]
Defined Benefit Plan Disclosure [Line Items]
Short-term loans - third parties		$ 100,000	100,000
Maturities		July 2025 and October 2026
Interest rate	[3]	15.00%
Kan Yut Keong [Member]
Defined Benefit Plan Disclosure [Line Items]
Short-term loans - third parties		$ 167,853	167,853
Maturities		September 2025 and October 2026
Interest rate	[1]	15.00%
Peh Ee Hong [Member]
Defined Benefit Plan Disclosure [Line Items]
Short-term loans - third parties		$ 198,925	120,000
Maturities		July 2025 and October 2026
Interest rate	[3]	15.00%
Peh Ee Hong (Max Union) [Member]
Defined Benefit Plan Disclosure [Line Items]
Short-term loans - third parties		$ 70,000
Maturities		October 2026
Interest rate		15.00%
Alok Mishra [Member]
Defined Benefit Plan Disclosure [Line Items]
Short-term loans - third parties		$ 55,000	90,000
Maturities		September 2025 and October 2026
Interest rate	[1]	15.00%
Gurbinder Singh [Member]
Defined Benefit Plan Disclosure [Line Items]
Short-term loans - third parties		$ 38,927	38,927
Maturities		September 2025 and October 2026
Interest rate	[1]	15.00%
Jarrod Seah Chi Nam [Member]
Defined Benefit Plan Disclosure [Line Items]
Short-term loans - third parties		$ 100,000	100,000
Maturities		August 2025 and October 2026
Interest rate	[3]	15.00%
Yap Poh Jin Bryan [Member]
Defined Benefit Plan Disclosure [Line Items]
Short-term loans - third parties		$ 38,927	38,927
Maturities		September 2025 and October 2026
Interest rate	[1]	15.00%
Yvonne Lee [Member]
Defined Benefit Plan Disclosure [Line Items]
Short-term loans - third parties		$ 170,000	200,000
Maturities		September 2025 and October 2026
Interest rate	[1]	15.00%
Third Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Exchange rate different		$ 1,182	13,516
Total short-term loans – third parties		$ 4,163,206	$ 4,166,615

[1]	The short-term loans currently bear interest at 15.0% per annum following an amendment effective October 9, 2025. Prior to this effective date, under the original terms of the agreements, the loans accrued interest at a rate of 15.0% per month. In practice, this initial rate remained in effect for a short-term period of up to three months from their respective origination dates through October 8, 2025.
[2]	The short-term loans currently bear interest at 15.0% per annum following an amendment effective October 9, 2025. Prior to this effective date, under the original terms of the agreements, the loans accrued interest at a rate of 30% per annum from their respective origination dates through October 8, 2025.
[3]	The short-term loans currently bear interest at 15.0% per annum following an amendment effective October 9, 2025. Prior to this effective date, under the original terms of the agreements, the loans accrued interest at a rate of 1.25% per week from their respective origination dates through October 8, 2025.